Share-based compensation - Summary of Fair Value and Weighted Average Assumptions of the Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value of Options granted (per Option)	$ 6.56	$ 1.11
Expected volatility	87.00%	86.90%
Expected life of Options (years)	3 years 10 months 24 days	3 years 4 months 24 days
Expected forfeiture rate	0.30%	0.50%